Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2020
Supplementary Cash Flow Information [Abstract]
Summary of Net Change In Non-Cash Working Capital Items
Net change in non-cash working capital items is as follows:

	March 31,
As at	2020	2019	2018
	$	$	$
Accounts receivable and other receivables	7,622	(5,121)	2,152
Income taxes receivable	(407)	716	(422)
Unbilled revenue	2,200	1,072	(4,976)
Tax credits receivable	185	(571)	(1,158)
Prepaids	377	(1,305)	(118)
Accounts payable and accrued liabilities	(4,673)	(9,760)	1,279
Deferred revenue	435	168	1,605
	5,739	(14,801)	(1,638)